FINANCE LEASE RECEIVABLES	12 Months Ended
Dec. 31, 2019
Disclosure of maturity analysis of finance lease payments receivable [text block] [Abstract]
Disclosure of maturity analysis of finance lease payments receivable [text block]

NOTE 19: FINANCE LEASE RECEIVABLES

The Group’s finance lease receivables are classified as loans and advances to customers and accounted for at amortised cost. The balance is analysed as follows:

	2019	2018
	£m	£m
Gross investment in finance leases, receivable:
Not later than 1 year	490	458
Later than 1 year and not later than 2 years	347	516
Later than 2 years and not later than 3 years	181	456
Later than 3 years and not later than 4 years	145	201
Later than 4 years and not later than 5 years	208	178
Later than 5 years	883	1,104
	2,254	2,913
Unearned future finance income on finance leases	(563)	(1,068)
Rentals received in advance	(20)	(23)
Net investment in finance leases	1,671	1,822

The net investment in finance leases represents amounts recoverable as follows:

	2019	2018
	£m	£m
Not later than 1 year	406	303
Later than 1 year and not later than 2 years	326	407
Later than 2 years and not later than 3 years	130	353
Later than 3 years and not later than 4 years	103	154
Later than 4 years and not later than 5 years	171	130
Later than 5 years	535	475
Net investment in finance leases	1,671	1,822

Equipment leased to customers under finance leases primarily relates to structured financing transactions to fund the purchase of aircraft, ships and other large individual value items. There was an allowance for uncollectable finance lease receivables included in the allowance for impairment losses of £12 million (2018: £1 million).